Income Taxes - Schedule of Uncertain Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Unrecognized tax exposure at beginning of year	$ 8,966	$ 6,858	$ 6,634
Increases as a result of positions taken in prior period	6	129	146
Increases (decreases) as a result of positions taken in prior period	4,393	(462)	(1,815)
Increases as a result of positions taken in current period	8,728	2,501	1,893
Decreases due to settlements with tax authorities		(60)
Unrecognized tax exposure at end of year	$ 22,093	$ 8,966	$ 6,858